Financial Risk Management - Capital Risk Management, Net Debt (Details) R in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2024 ZAR (R)	Jun. 30, 2023 ZAR (R)	Jun. 30, 2022 ZAR (R)	Dec. 16, 2022 ZAR (R)	Dec. 16, 2022 USD ($)	Jun. 30, 2021 ZAR (R)
Disclosure of detailed information about financial instruments [line items]
Repayments of borrowings, classified as financing activities	R 4,047	R 2,071	R 3,601
Cash and cash equivalents	4,693	2,867	R 2,448			R 2,819
Borrowings	(1,794)	(5,695)
Net cash/(debt)	R 2,899	R (2,828)
Eva Copper operations and related assets
Disclosure of detailed information about financial instruments [line items]
Cash consideration paid				R 2,996	$ 170